Schedule of Investments
September 29, 2023 (unaudited)
Pinnacle Value Fund
Bertolet Capital Trust

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 53.06%

Apparel & Textile - 4.14%
Crown Crafts, Inc.	47,733		224,823
Culp, Inc. (2)	199,028		1,110,576

			1,335,399

Banks & Thrifts - 2.88%
Hope Bancorp, Inc.	11,007		97,412
OP Bancorp	47,056		430,562
PCB Bancorp	25,757		397,946

			925,920

Construction & Fabrication - 5.32%
Gulf Island Fabrication, Inc. (2)	496,468		1,623,450
Preformed Line Products Co.	550		89,419

			1,712,869

Energy - 11.07%
Bristow Group, Inc. (2)	52,239		1,471,572
Dorian LPG Ltd.	26,670		766,229
Sabine Royalty Trust	593		39,079
Seacor Marine Holdings, Inc. (2)	69,736		967,936
Water Solutions, Inc.	39,953		317,626

			3,562,442

Furniture & Fixtures - 2.12%
Ethan Allen Interiors, Inc.	6,353		189,955
Flexsteel Industries, Inc.	4,185		86,880
Hooker Furnishings Corp.	20,920		406,894

			683,729

Industrial Metals - 2.41%
Friedman Industries, Inc.	14,931		200,075
Universal Stainless & Alloy Products, Inc. (2)	43,823		574,520

			774,595

Insurance - 0.77%
First Acceptance Corp. (2)	172,498		206,998
Mercury General Corp.	1,469		41,176

			248,174

Power Equipment - 8.59%
AstroNova, Inc. (2)	6,183		77,288
Graham Corp. (2)	79,039		1,312,047
Hurco Cos., Inc.	44,331		994,344
Powell Industries, Inc.	4,580		379,682

			2,763,361

Real Estate - 0.83%
Getty Realty Corp.	4,207		116,660
Potlatch Deltic Corp.	1,700		77,163
Regency Affiliates, Inc.	3,255		17,903
Tri Pointe Group, Inc. (2)	2,000		54,700

			266,426

Retail - 4.81%
Shoe Carnival, Inc.	2,000		48,060
The Buckle, Inc.	13,729		458,411
Weyco Group, Inc.	41,066		1,041,023

			1,547,494

Technology - 4.69%
Benchmark Electronics, Inc.	5,000		121,300
Coda Octopus Group, Inc. (2)	45,121		279,750
Daktronics, Inc. (2)	113,822		1,015,293
Ultralife Corp. (2)	9,562		93,325

			1,509,668

Textile Mill Products - 0.72%
Unifi, Inc. (2)	32,630		231,673

Transportation - 4.71%
Heartland Express, Inc.	26,682		391,959
Kirby Corp. (2)	1,000		82,800
Miller Industries, Inc.	2,107		82,615
Patriot Transportation Holdings, Inc. (2)	38,821		317,362
StealthGas, Inc. (2)	127,217		640,538

			1,515,274

Total Common Stock	(Cost $ 11,577,644)		17,077,024

Closed-End & Exchange Traded Funds - 2.50%

Barings Participation Investor (4)	4,378		58,796
Sprott Gold Miners ETF (2) (4)	13,822		354,258
Sprott Junior Gold Miners ETF (2) (4)	17,100		391,084

Total Exchange-Traded Funds	(Cost $ 683,586)		804,138

Money Market Registered Investment Companies - 44.93%

First American Government Obligation Fund Class Z 5.2212% (3)	13,460,621		13,460,621
Invesco Government & Agency Portolio Institutional Class 5.26% (3)	1,000,000		1,000,000

Total Money Market Registered Investment Companies	(Cost $ 14,460,621)		14,460,621

Total Investments - 100.49%	(Cost $ 26,721,851)		32,341,783

Liabilities in Excess of Other Assets -- -.49%			(158,887)

Total Net Assets - 100.00%			32,182,896

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31,2023 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments (8)
Level 1 - Quoted Prices	$32,341,783	$
Level 2 - Other Significant Observable Inputs	-		-
Level 3 - Significant Unobservable Inputs	-		-
Total	$32,341,783		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the money market rate shown represents the yield at August 31,2023
(4) Exchange-traded fund.